Commissions and Expenses - Summary of Commissions and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commissions and expenses [line items]
Commissions	€ 2,283	€ 2,423	€ 2,445
Employee expenses	1,995	2,149	2,061
Administration expenses	1,593	1,537	1,477
Deferred expenses	(741)	(832)	(831)
Amortization of deferred expenses	767	755	928
Amortization of VOBA and future servicing rights	87	120	144
Total	5,983	6,153	€ 6,224
Aegon N.V [member]
Disclosure of commissions and expenses [line items]
Employee expenses	86	88
Administration expenses	58	77
Cost sharing to group companies	(72)	(91)
Total	€ 71	€ 74